Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2014
Commissions and fees
in	2Q14	1Q14	2Q13	6M14	6M13
Commissions and fees (CHF million)
Lending business	454	434	489	888	930
Investment and portfolio management	891	934	1,002	1,825	1,906
Other securities business	25	23	26	48	54
Fiduciary business	916	957	1,028	1,873	1,960
Underwriting	603	460	479	1,063	898
Brokerage	890	973	1,119	1,863	2,164
Underwriting and brokerage	1,493	1,433	1,598	2,926	3,062
Other services	446	451	423	897	834
Commissions and fees	3,309	3,275	3,538	6,584	6,786